Vessels, Net (Details Narrative) $ in Thousands	1 Months Ended	3 Months Ended					6 Months Ended
	Jun. 30, 2024 USD ($) Capacity	Mar. 31, 2026 Capacity	Dec. 31, 2025 Capacity	Jun. 30, 2025 USD ($) Capacity	Mar. 31, 2025 USD ($) Capacity	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) Capacity Vessel	Jun. 30, 2024 USD ($) Capacity Vessel	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Current portion of finance lease and financial liabilities, net				$ 107,020			$ 107,020		$ 102,996
Payments for Capital Improvements							$ 193,365	$ 211,187
Vessel year built							2025	2024
Vessel capacity in DWT | Capacity							7,700	5,300
Property, Plant and Equipment, Transfers and Changes								$ 40,495
Proceeds from Sale of Property, Plant, and Equipment							$ 33,717	91,400
Gain (Loss) on Disposition of Property Plant Equipment				5,601		$ 7,256	(329)	9,133
Property, Plant and Equipment, Net				4,552,275			4,552,275		$ 4,241,292
Vessels [Member]
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements							$ 16,134	$ 10,284
TEU Containerships [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel							2	3
Vessel type							Containerships	Containerships
Aframax/ LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel							3	1
Vessel type							Aframax/LR2	Aframax/LR2
Three 5,300 TEU Containerships And One Aframax/LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity								115,651
Property, Plant and Equipment, Additions								$ 273,801
Two 7,700 TEU Containerships And Three Aframax/LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions							$ 464,612
TEU Containerships And Aframax LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses	$ 23,893			$ 49,934		23,893	$ 49,934	$ 23,893
2024-built vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel								4
2025-built vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel							5
2016-Built Kamsarmax Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel year built								2016
Vessel capacity in DWT | Capacity								84,904
Vessel type								Kamsarmax
Property, Plant and Equipment, Additions								$ 28,789
2009-Built Transhipper Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel year built				2009
Vessel capacity in DWT | Capacity				57,573
Asset Impairment Charges				$ 2,992
Navios Amber [Member]
Property, Plant and Equipment [Line Items]
Increase in finance lease liability								25,426
Four vessels sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment								91,400
Gain (Loss) on Disposition of Property Plant Equipment								16,747
Dry dock and special survey costs, net	$ 991					991		991
Three Vessels Sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							$ 33,717
Gain (Loss) on Disposition of Property Plant Equipment							329
Dry dock and special survey costs, net				2,175			2,175
Vessel held for sale							$ 2,245
Three Vessels Sold [Member] | 2009-Built Transhipper Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2009
Vessel capacity in DWT | Capacity							57,573
Asset Impairment Charges							$ 2,992
2006-built Panamax [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2006
Vessel capacity in DWT | Capacity					76,596
Vessel type					Panamax
Asset Impairment Charges					$ 3,790
Navios Venus [Member]
Property, Plant and Equipment [Line Items]
Vessel year built	2015
Vessel capacity in DWT | Capacity	61,339
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	$ 27,463					$ 27,463		$ 27,463
Vessel type	Ultra-Handymax
Dry bulk vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel type								dry bulk
Number of long lived assets in which impairment indicators present | Vessel								2
Asset Impairment Charges								$ 7,614
Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2008					2008
Vessel capacity in DWT | Capacity		4,730					4,730
Property, Plant and Equipment, Net				$ 65,500			$ 65,500
Vessels Agreed To Be Sold [Member] | 2009-Built [Member]
Property, Plant and Equipment [Line Items]
Vessel year built			2009				2009
Vessel capacity in DWT | Capacity			4,250				4,250
Vessels Agreed To Be Sold [Member] | 2009-Built Transhipper Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2009
Vessel capacity in DWT | Capacity							57,573
Vessel held for sale							$ 141